Exhibit 99.1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Towd Point Mortgage Funding 2019 – Vantage2 plc

Level 37

25 Canada Square

London

E14 5LQ

(the “Issuer”)

The Board of Directors of

Cerberus European Residential Holdings B.V.

Oude Utrechtseweg 32 Baarn Utrecht 3743 KN

(the “Seller”)

Merrill Lynch International

2 King Edward Street London EC1A 1HQ

(“BAML”, and the “Arranger”)

Morgan Stanley & Co. International PLC

25 Cabot Square

Canary Wharf

London

E14 4QA

(“MSCI”)

Wells Fargo Securities, LLC

375 Park Ave

New York

NY

10152

(“Wells Fargo, LLC”, and together with BAML and MSCI, the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

1 November 2019

PROPOSED ISSUE BY TOWD POINT MORTGAGE FUNDING 2019—VANTAGE2 PLC OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage-backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The Issuer provided us with a data file, ‘Basic Pool Tape for sample selection 27102019.xlsx’ (the “First Pool Run”), which contained an account number for each of the 7,795 loans in the Loan Pool as at 27 October 2019. We excluded those loans with a £0 capital balance, giving a total of 6,013 loans.

A random sample of 449 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided us with a data file, ‘Sample 28.10.19.xlsx’ (together with the First Pool Run, the “Sample Pool”), containing information for each loan in the Sample.

We have carried out the Agreed upon Procedures during the period 28-31 October 2019.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.26 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the Application Form, Underwriting Sheet, Offer Letter, Annual Statement, certificate of title (”CoT”), report on title (“RoT”), Valuation Report, completion letter, KFI/product change document, Land Registry print, Mortgage Deed, and the Phoebus and Credit Management System (together the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Borrower’s Name(s)

In respect of the paragraphs below (2.1.1 to 2.1.3) “substantially agreed” is defined as being able to identify the name(s) even where minor typographical errors or reversals of initials had occurred.

2.1.1

For each loan in the Sample Pool, we have confirmed whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on the Application Form. We found the borrower name(s) substantially agreed to the Application Form, except for 10 cases.

Deloitte ref	Description of error
5	Application Form unavailable
6	Application Form unavailable
62	Application Form unavailable
109	No names shown on Application Form
175	Application Form unavailable
249	Application Form unavailable
417	Application Form unavailable
419	Application Form unavailable
420	Application Form unavailable
421	Application Form unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contains errors.

2.1.2

For each loan in the Sample Pool, we have confirmed whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on the Offer Letter or Annual Statement. We found the borrower name(s) substantially agreed to the Offer Letter or Annual Statement, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.1.3

For each loan in the Sample Pool, we have confirmed whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on either the CoT/RoT, Land Registry print or Mortgage Deed. We found the borrower name(s) substantially agreed to the CoT/RoT, Land Registry print or Mortgage Deed, except for 3 cases.

Deloitte ref	Description of error
6	Source documents unavailable
350	Source documents unavailable
417	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.2	Property Address

We were instructed by the Parties that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. For new build properties, we were instructed to assume that differences between the property address shown in the Sample Pool and the loan documentation should not be considered errors, providing the property address was not substantially different. It is expected that the property address can change as a mortgage progresses from application to completion.

For the avoidance of doubt, where postcodes are missing, incomplete or incorrect, while other segments of the property address are substantially agreed, this is not deemed to be an error.

2.2.1

For each loan in the Sample Pool, we have confirmed whether the property address shown in the Sample Pool substantially agreed to that shown on the Offer Letter or Annual Statement. We found the property address substantially agreed to the Offer Letter or Annual Statement, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.2.2

For each loan in the Sample Pool, we have confirmed whether the property address shown in the Sample Pool substantially agreed to that shown on the Valuation Report. We found the property address substantially agreed to the Valuation Report, except for 11 cases.

Deloitte reference	Description of error
6	Valuation Report unavailable
62	Valuation Report unavailable
102	Valuation Report unavailable
106	Valuation Report unavailable
175	Valuation Report unavailable
249	Valuation Report unavailable
363	Valuation Report illegible
417	Valuation Report unavailable
419	Valuation Report unavailable
420	Valuation Report unavailable
421	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the FirstPool Run contains errors.

2.2.3

For each loan in the Sample Pool, we have confirmed whether the property address shown in the Sample Pool substantially agreed to that shown on the CoT/RoT, Land Registry print or Mortgage Deed. We found the property address substantially agreed to the CoT/RoT, Land Registry print or Mortgage Deed, except for 3 cases.

Deloitte ref	Description of error
6	Source documents unavailable
350	Source documents unavailable
417	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.3	Origination Date

For each loan in the Sample Pool, we have compared whether the origination date shown in the Sample Pool agreed with that shown on the System. We found the origination date agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.4	Amount Advanced

For each loan in the Sample Pool, we have compared whether the amount advanced shown in the Sample Pool agreed with that shown on the Offer Letter, Annual Statement or KFI/product change documents. We found the amount advanced agreed with the Offer Letter, Annual Statement or KFI/product change document, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.5	Loan Term

For each loan in the Sample Pool, we have compared whether the term of the loan, recalculated using the origination date and the maturity date, agreed to within +/- 6 months with that shown on the Offer Letter, Annual Statement or KFI/product change document. We found the term of the loan agreed to within +/- 6 months, with the Offer Letter, Annual Statement or KFI/product change document, except for 1 case.

Deloitte ref	Description of error
303	Sample Pool = 205; Sample documentation = 204

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.6	Remaining Term

For each loan in the Sample Pool, we have confirmed whether the remaining term agreed to that shown on the System. We found the remaining term agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Loan Purpose

For each loan in the Sample Pool, we have compared whether the loan purpose shown in the Sample Pool agreed with that shown on the System. We found the loan purpose agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.8	Buy to Let (Y/N)

For each loan in the Sample Pool, we have confirmed whether the buy to let status shown in the Sample Pool agreed to that shown on the Application Form or Underwriting Sheet. We found the buy to let status shown in the Sample Pool agreed to that shown on the Application Form or Underwriting Sheet, except for 10 cases.

Deloitte ref	Description of error
5	Application Form unavailable
6	Application Form unavailable
62	Application Form unavailable
175	Application Form unavailable
249	Application Form unavailable
417	Application Form unavailable
419	Application Form unavailable
420	Application Form unavailable
421	Application Form unavailable
448	Page from Application Form illegible

For this procedure, there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.9	Valuation Date

For each loan in the Sample Pool, we have compared whether the valuation date shown in the Sample Pool agreed to within +/- 30 days, with that shown on the Valuation Report or valuer correspondence. We found the valuation date agreed to within +/- 30 days with the Valuation Report or valuer correspondence, except for 24 cases.

Deloitte ref	Description of error
5	Sample Pool = 17/10/2002; Valuation Report = 18/09/2002
6	Valuation Report unavailable
7	Sample Pool = 00/01/1900; Valuation Report = 13/05/1997
27	Sample Pool = 02/10/2006; Valuation Report = 06/10/2003
62	Valuation Report unavailable
64	Sample Pool = 14/06/2006; Valuation Report = 23/08/2004
73	Sample Pool = 07/07/2005; Valuation Report = 17/11/2004
91	Page in Valuation Report unavailable
94	Page in Valuation Report unavailable

Deloitte ref	Description of error
102	Valuation Report unavailable
106	Valuation Report unavailable
109	No valuation date shown on Valuation Report
110	No valuation date shown on Valuation Report
123	No valuation date shown on Valuation Report
175	Valuation Report unavailable
189	Sample Pool = 26/04/2007; Valuation Report = 25/07/2006
249	Valuation Report unavailable
262	Sample Pool = 18/12/2006; Valuation Report = page missing
337	Sample Pool = 06/07/2007; Valuation Report = page missing
363	Valuation Report illegible
417	Valuation Report unavailable
419	Valuation Report unavailable
420	Valuation Report unavailable
421	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 9% of the First Pool Run contains errors.

2.10	Valuation Amount

For each loan in the Sample Pool, we have compared whether the valuation amount shown in the Sample Pool agreed with that shown on the Valuation Report or valuer correspondence, to within +/- £3,000. We found the valuation amount agreed with the Valuation Report or valuer correspondence, to within +/- £3,000, except for 22 cases.

Deloitte ref	Description of error
6	Valuation Report unavailable
27	Sample Pool = £150,000; Valuation Report = £125,000
62	Valuation Report unavailable
64	Sample Pool = £90,000; Source documentation = £75,000
73	Sample Pool = £78,000; Valuation Report = £70,000
91	Page in Valuation Report unavailable
94	Page in Valuation Report unavailable
102	Valuation Report unavailable
106	Valuation Report unavailable
109	No valuation amount shown on Valuation Report
110	No valuation amount shown on Valuation Report
123	No valuation amount shown on Valuation Report
175	Valuation Report unavailable
189	Sample Pool = £90,000; Valuation Report = £75,000
249	Valuation Report unavailable
262	Sample Pool = £225,000; Valuation Report = page missing
337	Sample Pool = £162,500; Valuation Report = page missing
363	Valuation Report illegible
417	Valuation Report unavailable
419	Valuation Report unavailable
420	Valuation Report unavailable
421	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 9% of the First Pool Run contains errors.

2.11	Property Type

For each loan in the Sample Pool, we compared whether the property type shown on the Sample Pool agreed with that shown on the Valuation Report. We found that the property type agreed with the Valuation Report, except for 11 cases.

Deloitte ref	Description of error
6	Valuation Report unavailable
62	Valuation Report unavailable
102	Valuation Report unavailable
106	Valuation Report unavailable
175	Valuation Report unavailable
249	Valuation Report unavailable
363	Valuation Report illegible
417	Valuation Report unavailable
419	Valuation Report unavailable
420	Valuation Report unavailable
421	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contains errors.

2.12	Document Signatories

2.12.1

For each loan in the Sample Pool, we have noted whether the Application Form was signed in the space designated for the borrower(s). We found the Application Form to be signed in the space designated for the borrower(s), except for 11 cases.

Deloitte ref	Description of error
5	Application Form unavailable
6	Application Form unavailable
62	Application Form unavailable
109	Signature page unavailable
175	Application Form unavailable
249	Application Form unavailable
417	Application Form unavailable
419	Application Form unavailable
420	Application Form unavailable
421	Application Form unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contains errors.

2.12.2

For each loan in the Sample Pool, we have noted whether the Valuation Report was signed in the space designated for the Surveyor. We found the Valuation Report to be signed in the space designated for the Surveyor, except for 21 cases.

Deloitte ref	Description of error
6	Valuation Report unavailable
62	Valuation Report unavailable
91	Page in Valuation Report unavailable
94	Page in Valuation Report unavailable
102	Valuation Report unavailable
106	Valuation Report unavailable
109	Valuation Report unsigned
110	Valuation Report unsigned
123	Valuation Report unsigned
175	Valuation Report unavailable
196	Signature page unavailable
248	Signature page unavailable
249	Valuation Report unavailable
262	Valuation Report unavailable
337	Valuation Report unavailable
363	Valuation Report illegible
417	Valuation Report unavailable
419	Valuation Report unavailable
420	Valuation Report unavailable
421	Valuation Report unavailable
429	Signature page cut off

As a result of the procedures performed there is a 99% confidence that not more than 9% of the First Pool Run contains errors.

2.12.3

For each loan in the Sample Pool, we have noted whether the CoT/RoT or Mortgage Deed was signed in the space designated for the Solicitor. We found the CoT/RoT or Mortgage Deed to be signed in the space designated for the Solicitor, except for 3 cases.

Deloitte ref	Description of error
6	Source documentation unavailable
350	Source documentation unavailable
417	Source documentation unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.13	Interest Rates

2.13.1

For each loan in the Sample Pool, we have compared whether the interest rate shown in the Sample Pool agreed with that shown on the System. We found the interest rate agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.13.2

For each loan in the Sample Pool, we have compared whether the current interest rate margin shown in the Sample Pool agreed with that shown on the System. We found the current interest rate margin agreed with System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.13.3

For each loan in the Sample Pool, we have compared whether the current interest rate index shown in the Sample Pool agreed with that shown on the System. We found the current interest rate index agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.14	Repayment Type

2.14.1

For each loan in the Sample Pool, we have confirmed whether the repayment type shown in the Sample Pool agreed to that shown on the System. We found the repayment type agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.2

For each loan in the Sample Pool, we have confirmed whether the repayment type shown in the Sample Pool agreed to that shown on the Offer Letter, Annual Statement or KFI /product change document. We found the repayment type agreed to the Offer Letter, Annual Statement or KFI /product change document, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15	Current Balance

For each loan in the Sample Pool, we have compared whether the current outstanding balance as at 30 September 2019 (the “Cut-off Date”) shown in the Sample Pool agreed with that shown in the System. We found the current outstanding balance as at the Cut-off Date agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.16	Arrears Balance

For each loan in the Sample Pool, we have compared whether the consolidated arrears balance as at the Cut-off Date shown in the Sample Pool, agreed to within ±£50 of that shown in the System. We found the consolidated arrears balance agreed to within ±£50 of that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.17	Current Monthly Scheduled Payment (“CMS”)

For each loan in the Sample Pool, we have compared whether the CMS shown in the Sample Pool agreed with that shown in the System. We found the CMS agreed with that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.18	Payment Method

For each loan in the Sample Pool, we have compared whether the payment method shown in the Sample Pool agreed with that shown in the System. We found the payment method agreed with that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.19	Months in Arrears

For each loan in the Sample Pool, we have compared whether the months in arrears as at the Cut-off Date agreed with that shown in the System. We found that the months in arrears agreed with that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

3	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 31 October 2019, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Simon Stephens on 020 7303 2930.

Yours faithfully

Deloitte LLP